UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 100.7% of Net Assets
	Aerospace & Defense — 2.9%
456,021	Boeing Co. (The)(b)	$33,111,685
155,523	Goodrich Corp.(b)	10,967,482
449,199	Honeywell International, Inc.(b)	20,335,239
411,426	Raytheon Co.(b)	23,500,653
654,958	United Technologies Corp.(b)	48,211,458

		136,126,517

	Air Freight & Logistics — 1.1%
799,722	United Parcel Service, Inc., Class B(b)	51,510,094

	Airlines — 0.0%
91,526	AMR Corp.(b)(c)	833,802

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,089,837

	Automobiles — 0.0%
164,500	Ford Motor Co.(b)(c)	2,067,765

	Beverages — 2.4%
1,089,536	Coca-Cola Co. (The)(b)	59,924,480
836,099	PepsiCo, Inc.(b)	55,316,310

		115,240,790

	Biotechnology — 1.1%
464,023	Amgen, Inc.(b)(c)	27,730,015
134,053	Biogen Idec, Inc.(b)(c)	7,689,280
18,112	Cephalon, Inc.(b)(c)	1,227,631
108,684	Facet Biotech Corp.(b)(c)	2,933,381
219,181	Gilead Sciences, Inc.(b)(c)	9,968,352
298,241	PDL BioPharma, Inc.(b)	1,852,077

		51,400,736

	Capital Markets — 2.3%
848,971	Charles Schwab Corp. (The)(b)	15,867,268
377,749	Eaton Vance Corp.(b)	12,669,702
161,775	Goldman Sachs Group, Inc. (The)(b)	27,603,668
668,206	Legg Mason, Inc.(b)	19,157,466
955,941	Morgan Stanley(b)	27,999,512
193,079	Waddell & Reed Financial, Inc., Class A(b)	6,958,567

		110,256,183

	Chemicals — 2.3%
1,187,616	Dow Chemical Co. (The)(b)	35,117,805
934,294	E.I. Du Pont de Nemours & Co.(b)	34,793,109
229,732	Eastman Chemical Co.(b)	14,629,334
80,563	Lubrizol Corp. (The)(b)	7,389,238
416,346	Olin Corp.(b)	8,168,708
332,996	RPM International, Inc.(b)	7,106,135

		107,204,329

	Commercial Banks — 3.1%
157,388	Associated Banc-Corp(b)	2,171,954
119,173	FirstMerit Corp.(b)	2,570,562
175,126	Old National Bancorp(b)	2,092,756
1,397,236	U.S. Bancorp(b)	36,160,468
3,322,369	Wells Fargo & Co.(b)	103,392,123

		146,387,863

	Commercial Services & Supplies — 0.8%
318,083	Avery Dennison Corp.(b)	11,581,402
94,779	Deluxe Corp.(b)	1,840,608
237,503	R. R. Donnelley & Sons Co.(b)	5,070,689

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
518,597	Waste Management, Inc.(b)	$17,855,295

		36,347,994

	Communications Equipment — 2.6%
2,446,085	Cisco Systems, Inc.(b)(c)	63,671,592
2,998,328	Motorola, Inc.(b)(c)	21,048,263
31,156	Plantronics, Inc.(b)	974,560
893,677	QUALCOMM, Inc.(b)	37,525,497

		123,219,912

	Computers & Peripherals — 5.2%
425,817	Apple, Inc.(b)(c)	100,037,188
1,118,973	Dell, Inc.(b)(c)	16,795,785
1,153,459	Hewlett-Packard Co.(b)	61,306,346
523,342	International Business Machines Corp.(b)	67,118,611

		245,257,930

	Consumer Finance — 0.2%
587,193	Discover Financial Services(b)	8,749,176

	Containers & Packaging — 0.1%
116,207	Sonoco Products Co.(b)	3,578,014

	Distributors — 0.2%
286,931	Genuine Parts Co.(b)	12,119,965

	Diversified Financial Services — 4.8%
2,691,347	Bank of America Corp.(b)	48,040,544
7,790,457	Citigroup, Inc.(b)(c)	31,551,351
75,235	CME Group, Inc., Class A(b)	23,782,536
2,738,371	JPMorgan Chase & Co.(b)	122,542,102

		225,916,533

	Diversified Telecommunication Services — 3.5%
3,825,357	AT&T, Inc.(b)	98,847,225
875,312	Frontier Communications Corp.(b)	6,512,321
1,952,178	Verizon Communications, Inc.(b)	60,556,562

		165,916,108

	Electric Utilities — 1.5%
1,933,858	Duke Energy Corp.(b)	31,560,562
78,208	Hawaiian Electric Industries, Inc.(b)	1,755,770
1,028,039	Pepco Holdings, Inc.(b)	17,630,869
573,168	Progress Energy, Inc.(b)	22,559,892

		73,507,093

	Electrical Equipment — 0.9%
647,718	Emerson Electric Co.(b)	32,606,124
8,058	First Solar, Inc.(b)(c)	988,314
144,878	Hubbell, Inc., Class B(b)	7,306,197

		40,900,635

	Electronic Equipment, Instruments & Components — 0.6%
1,105,847	Corning, Inc.(b)	22,349,168
281,534	Tyco Electronics Ltd.(b)	7,736,554

		30,085,722

	Energy Equipment & Services — 2.4%
69,413	Acergy SA, Sponsored ADR(b)	1,274,423
575,993	BJ Services Co.(b)	12,326,250
60,834	CARBO Ceramics, Inc.(b)	3,792,392
61,335	Diamond Offshore Drilling, Inc.(b)	5,447,162
14,832	Ensco PLC, Sponsored ADR(b)	664,177

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
758,710	Halliburton Co.(b)	$22,859,932
486,894	Patterson-UTI Energy, Inc.(b)	6,801,909
718,226	Schlumberger Ltd.(b)	45,578,622
209,654	Smith International, Inc.(b)	8,977,384
134,375	Tidewater, Inc.(b)	6,351,906

		114,074,157

	Food & Staples Retailing — 2.1%
884,675	CVS Caremark Corp.(b)	32,343,718
387,859	SUPERVALU, Inc.(b)	6,469,488
1,084,458	Wal-Mart Stores, Inc.(b)	60,295,865

		99,109,071

	Food Products — 1.3%
763,734	ConAgra Foods, Inc.(b)	19,146,811
1,099,899	Kraft Foods, Inc., Class A(b)	33,260,946
681,218	Sara Lee Corp.(b)	9,489,367

		61,897,124

	Gas Utilities — 0.6%
190,212	National Fuel Gas Co.(b)	9,615,216
86,615	Nicor, Inc.(b)	3,630,901
250,374	Oneok, Inc.(b)	11,429,573
142,463	WGL Holdings, Inc.(b)	4,936,343

		29,612,033

	Health Care Equipment & Supplies — 1.6%
401,643	Baxter International, Inc.(b)	23,375,623
1,299,293	Boston Scientific Corp.(b)(c)	9,380,895
89,302	Covidien Ltd.(b)	4,490,105
88	Edwards Lifesciences Corp.(b)(c)	8,701
38,747	Intuitive Surgical, Inc.(b)(c)	13,488,993
569,672	Medtronic, Inc.(b)	25,652,330

		76,396,647

	Health Care Providers & Services — 2.2%
589,277	Aetna, Inc.(b)	20,689,516
245,568	Coventry Health Care, Inc.(b)(c)	6,070,441
285,504	Medco Health Solutions, Inc.(b)(c)	18,432,138
1,000,014	UnitedHealth Group, Inc.(b)	32,670,457
114,280	Universal Health Services, Inc., Class B(b)	4,010,085
337,655	WellPoint, Inc.(b)(c)	21,738,229

		103,610,866

	Health Care Technology — 0.0%
30,200	Quality Systems, Inc.(b)	1,855,488

	Hotels, Restaurants & Leisure — 1.2%
715,082	International Game Technology(b)	13,193,263
598,129	McDonald’s Corp.(b)	39,907,167
56,179	Tim Hortons, Inc.(b)	1,830,873
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,357,245

		56,288,548

	Household Durables — 1.4%
578,219	Leggett & Platt, Inc.(b)	12,512,659
564,932	Newell Rubbermaid, Inc.(b)	8,586,966
462,154	Stanley Black & Decker, Inc.(b)	26,532,261
220,249	Tupperware Brands Corp.(b)	10,620,407
101,226	Whirlpool Corp.(b)	8,831,969

		67,084,262

Shares	Description	Value (†)
	Household Products — 2.0%
171,461	Colgate-Palmolive Co.(b)	$14,618,765
176,087	Kimberly-Clark Corp.(b)	11,072,350
1,088,233	Procter & Gamble Co.(b)	68,852,502

		94,543,617

	Industrial Conglomerates — 2.7%
305,046	3M Co.(b)	25,492,694
5,234,773	General Electric Co.(b)	95,272,869
134,460	Tyco International Ltd.(b)	5,143,095

		125,908,658

	Insurance — 2.2%
111,311	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	758,028
648,382	Allstate Corp. (The)(b)	20,949,222
109,226	American International Group, Inc.(b)(c)	3,728,976
108,324	AON Corp.(b)	4,626,518
310,476	Arthur J. Gallagher & Co.(b)	7,622,186
445,567	Fidelity National Financial, Inc., Class A(b)	6,603,303
414,616	Lincoln National Corp.(b)	12,728,711
373,200	Marsh & McLennan Cos., Inc.(b)	9,113,544
101,584	Mercury General Corp.(b)	4,441,252
462,967	Old Republic International Corp.(b)	5,870,421
173,071	Travelers Cos., Inc. (The)(b)	9,335,450
52,654	Unitrin, Inc.(b)	1,476,945
762,251	XL Capital Ltd., Class A(b)	14,406,544
97,521	Zenith National Insurance Corp.(b)	3,737,005

		105,398,105

	Internet & Catalog Retail — 0.6%
202,608	Amazon.com, Inc.(b)(c)	27,499,984

	Internet Software & Services — 2.2%
315,218	Akamai Technologies, Inc.(b)(c)	9,900,997
77,910	AOL, Inc.(b)(c)	1,969,565
858,523	eBay, Inc.(b)(c)	23,137,195
113,192	Google, Inc., Class A(b)(c)	64,180,996
186,936	VeriSign, Inc.(b)(c)	4,862,205

		104,050,958

	IT Services — 1.8%
470,284	Automatic Data Processing, Inc.(b)	20,913,529
159,578	Broadridge Financial Solutions, Inc.(b)	3,411,778
305,345	Cognizant Technology Solutions Corp., Class A(b)(c)	15,566,488
256,064	Fidelity National Information Services, Inc.(b)	6,002,140
31,914	Lender Processing Services, Inc.(b)	1,204,754
683,919	Paychex, Inc.(b)	20,996,313
40,054	Visa, Inc., Class A(b)	3,646,116
805,994	Western Union Co.(b)	13,669,658

		85,410,776

	Leisure Equipment & Products — 0.4%
393,969	Eastman Kodak Co.(b)(c)	2,281,081
689,110	Mattel, Inc.(b)	15,670,361

		17,951,442

	Machinery — 2.4%
141,563	Caterpillar, Inc.(b)	8,897,235
386,869	Cummins, Inc.(b)	23,966,534

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Machinery — continued
337,515	Deere & Co.(b)	$20,068,642
284,117	Eaton Corp.(b)	21,527,545
207,233	Parker Hannifin Corp.(b)	13,416,264
108,640	Pentair, Inc.(b)	3,869,757
105,659	Snap-On, Inc.(b)	4,579,261
184,043	SPX Corp.(b)	12,205,732
197,385	Timken Co. (The)(b)	5,923,524

		114,454,494

	Media — 2.6%
801,402	News Corp., Class B(b)	13,631,848
347,711	Omnicom Group, Inc.(b)	13,494,664
211,510	Time Warner Cable, Inc.(b)	11,275,598
857,017	Time Warner, Inc.(b)	26,798,922
1,622,653	Walt Disney Co. (The)(b)	56,646,816

		121,847,848

	Metals & Mining — 1.0%
1,418,696	Alcoa, Inc.(b)	20,202,231
77,142	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	3,080,280
432,475	Gerdau SA, Sponsored ADR(b)	7,049,342
264,605	Nucor Corp.(b)	12,007,775
158,552	Southern Copper Corp.(b)	5,021,342
117,586	Worthington Industries, Inc.(b)	2,033,062

		49,394,032

	Multi Utilities — 1.8%
712,456	Ameren Corp.(b)	18,580,852
536,387	Consolidated Edison, Inc.(b)	23,890,677
299,089	Integrys Energy Group, Inc.(b)	14,170,837
135,031	OGE Energy Corp.(b)	5,258,107
772,150	Public Service Enterprise Group, Inc.(b)	22,793,868

		84,694,341

	Multiline Retail — 1.3%
427,904	J.C. Penney Co., Inc.(b)	13,765,672
1,136,520	Macy’s, Inc.(b)	24,742,040
393,732	Nordstrom, Inc.(b)	16,083,952
72,941	Sears Holdings Corp.(b)(c)	7,908,993

		62,500,657

	Oil, Gas & Consumable Fuels — 8.8%
769,628	Chesapeake Energy Corp.(b)	18,194,006
1,252,929	Chevron Corp.(b)	95,009,606
62,917	CNOOC Ltd., Sponsored ADR(b)	10,386,338
990,374	ConocoPhillips(b)	50,677,438
204,024	CONSOL Energy, Inc.(b)	8,703,664
2,396,685	Exxon Mobil Corp.(b)	160,529,961
646,425	Occidental Petroleum Corp.(b)	54,648,770
358,792	Southwestern Energy Co.(b)(c)	14,610,010
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,905,588

		415,665,381

	Paper & Forest Products — 0.4%
715,259	MeadWestvaco Corp.(b)	18,274,867

	Personal Products — 0.3%
477,448	Avon Products, Inc.(b)	16,171,164

	Pharmaceuticals — 6.8%
1,014,876	Abbott Laboratories(b)	53,463,668
205,924	GlaxoSmithKline PLC, Sponsored ADR(b)	7,932,193

Shares	Description	Value (†)
	Pharmaceuticals — continued
1,439,640	Johnson & Johnson(b)	$93,864,528
2,011,318	Merck & Co., Inc.(b)	75,122,727
5,501,816	Pfizer, Inc.(b)	94,356,144

		324,739,260

	Professional Services — 0.1%
63,246	Dun & Bradstreet Corp.(b)	4,706,767
135,599	Resources Connection, Inc.(b)(c)	2,599,433

		7,306,200

	REITs — 1.7%
893,846	Duke Realty Corp.(b)	11,083,690
122,701	Healthcare Realty Trust, Inc.(b)	2,857,706
709,283	Liberty Property Trust(b)	24,073,065
433,790	Mack-Cali Realty Corp.(b)	15,291,097
546,084	Nationwide Health Properties, Inc.(b)	19,194,853
433,637	Senior Housing Properties Trust(b)	9,605,060

		82,105,471

	Road & Rail — 0.5%
478,482	CSX Corp.(b)	24,354,734

	Semiconductors & Semiconductor Equipment — 2.6%
726,190	Advanced Micro Devices, Inc.(b)(c)	6,731,781
47,711	Altera Corp.(b)	1,159,855
289,141	Analog Devices, Inc.(b)	8,333,044
163,971	Applied Materials, Inc.(b)	2,210,329
2,670,671	Intel Corp.(b)	59,449,137
272,540	Linear Technology Corp.(b)	7,707,431
290,674	Microchip Technology, Inc.(b)	8,185,380
503,376	National Semiconductor Corp.(b)	7,273,783
409,201	NVIDIA Corp.(b)(c)	7,111,913
556,460	Texas Instruments, Inc.(b)	13,616,576
149,448	Xilinx, Inc.(b)	3,810,924

		125,590,153

	Software — 4.7%
484,666	Activision Blizzard, Inc.(b)	5,845,072
373,489	Adobe Systems, Inc.(b)(c)	13,210,306
198,185	Autodesk, Inc.(b)(c)	5,830,603
4,465,417	Microsoft Corp.(b)	130,702,755
2,162,835	Oracle Corp.(b)	55,563,231
699,352	Symantec Corp.(b)(c)	11,833,036

		222,985,003

	Specialty Retail — 3.0%
193,208	Abercrombie & Fitch Co., Class A(b)	8,818,013
404,803	American Eagle Outfitters, Inc.(b)	7,496,952
304,649	Best Buy Co., Inc.(b)	12,959,769
183,146	Foot Locker, Inc.(b)	2,754,516
273,493	Gap, Inc. (The)(b)	6,320,423
1,311,692	Home Depot, Inc.(b)	42,433,236
498,729	Limited Brands, Inc.(b)	12,278,708
867,631	Lowe’s Cos., Inc.(b)	21,031,375
446,146	RadioShack Corp.(b)	10,096,284
293,381	Tiffany & Co.(b)	13,932,664
44,612	TJX Cos., Inc. (The)(b)	1,896,902
2,611	Urban Outfitters, Inc.(b)(c)	99,296

		140,118,138

	Thrifts & Mortgage Finance — 0.4%
60,710	Capitol Federal Financial(b)	2,274,197

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
903,328	New York Community Bancorp, Inc.(b)	$14,941,045

		17,215,242

	Tobacco — 1.7%
1,351,051	Altria Group, Inc.(b)	27,723,567
783,049	Philip Morris International, Inc.(b)	40,843,836
173,230	Reynolds American, Inc.(b)	9,350,955
178,725	Vector Group Ltd.(b)	2,757,727

		80,676,085

	Trading Companies & Distributors — 0.1%
130,960	GATX Corp.(b)	3,752,004

	Wireless Telecommunication Services — 0.1%
37,834	China Mobile Ltd., Sponsored ADR(b)	1,820,572
182,962	Clearwire Corp., Class A(b)(c)	1,308,178

		3,128,750

	Total Common Stocks (Identified Cost $3,385,603,337)	4,775,382,558

Contracts
Put Options — 0.4%
5,039	On S&P 500 Index expiring April 17, 2010 at 1000(d)	214,158
5,089	On S&P 500 Index expiring April 17, 2010 at 1025(d)	318,062
5,490	On S&P 500 Index expiring May 22, 2010 at 1000(d)	1,413,675
5,090	On S&P 500 Index expiring May 22, 2010 at 1025(d)	1,781,500
10,999	On S&P 500 Index expiring May 22, 2010 at 1050(d)	5,389,510
5,007	On S&P 500 Index expiring June 19, 2010 at 1025(d)	3,805,320
3,875	On S&P 500 Index expiring June 19, 2010 at 1050(d)	3,875,000

	Total Put Options (Identified Cost $45,770,352)	16,797,225

Principal Amount	Description	Value (†)
Short-Term Investments — 3.0%
$142,530,469

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $142,530,469 on 4/01/2010 collateralized by $1,560,000 Federal Home Loan Mortgage Corporation, 5.680% due 9/14/2017 valued at $1,600,950; $1,525,000 Federal National Mortgage Association, Zero Coupon due 6/01/2017 valued at $1,141,844; $51,950,000 Federal National Mortgage Association, 5.000% due 3/15/2016 valued at $57,170,975; $78,595,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $85,472,063 including accrued interest(e) (Identified Cost $142,530,469)

		$142,530,469

	Total Investments — 104.1% (Identified Cost $3,573,904,158)(a)	4,934,710,252
	Other assets less liabilities—(4.1)%	(194,679,521)

	Net Assets — 100.0%	$4,740,030,731

Contracts
Call Options Written — (4.5%)
4,978	On S&P 500 Index expiring April 17, 2010 at 1075(d)	(47,266,110)
5,315	On S&P 500 Index expiring April 17, 2010 at 1100(d)	(37,523,900)
4,492	On S&P 500 Index expiring April 17, 2010 at 1125(d)	(21,202,240)
5,468	On S&P 500 Index expiring April 17, 2010 at 1150(d)	(14,271,480)
4,979	On S&P 500 Index expiring April 17, 2010 at 1175(d)	(5,178,160)
5,183	On S&P 500 Index expiring May 22, 2010 at 1100(d)	(39,624,035)
5,138	On S&P 500 Index expiring May 22, 2010 at 1125(d)	(28,772,800)
5,036	On S&P 500 Index expiring May 22, 2010 at 1150(d)	(19,036,080)

	Total Call Options Written (Premiums Received $120,080,831)	$(212,874,805)

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2010, put options were fair valued at $16,797,225 and written call options were fair valued at $ 212,874,805.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010 the net unrealized appreciation on investments based on a cost of $3,573,904,158 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,420,602,427
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(59,796,333)

Net unrealized appreciation	$1,360,806,094

At December 31, 2009, the Fund had a capital loss carryforward of $1,155,262,305 of which $145,737,404 expires on December 31, 2014 and $1,009,524,901 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked- to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds for the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,775,382,558	$—	$—	$4,775,382,558
Put Options	—	16,797,225	—	16,797,225
Short-Term Investments		142,530,469	—	142,530,469

Total	$4,775,382,558	$159,327,694	$—	$4,934,710,252

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$(212,874,805)	$—	$(212,874,805)

*	Major categories of the Fund’s investments and option contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

The following is a summary of the Fund’s purchased option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2009	41,649	$70,644,257
Options purchased	70,716	81,213,010
Options terminated in closing sale transactions	(71,776)	(106,086,915)
Options expired	—	—

Outstanding at 3/31/2010	40,589	$45,770,352

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2009	41,649	$168,179,258
Options written	66,947	209,889,589
Options terminated in closing purchase transactions	(67,927)	(257,828,216)
Options expired	(80)	(159,800)

Outstanding at 3/31/2010	40,589	$120,080,831

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	6.8
Computers & Peripherals	5.2
Diversified Financial Services	4.8
Software	4.7
Diversified Telecommunication Services	3.5
Commercial Banks	3.1
Specialty Retail	3.0
Aerospace & Defense	2.9
Industrial Conglomerates	2.7
Semiconductors & Semiconductor Equipment	2.6
Communications Equipment	2.6
Media	2.6
Beverages	2.4
Machinery	2.4
Energy Equipment & Services	2.4
Capital Markets	2.3
Chemicals	2.3
Insurance	2.2
Internet Software & Services	2.2
Health Care Providers & Services	2.2
Food & Staples Retailing	2.1
Household Products	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	3.0

Total Investments	104.1
Other assets less liabilities (including call options written)	(4.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2010